Property and Equipment	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Property and Equipment

8.	Property and Equipment

	Furniture and Fixtures	Computer and Office Equipment	Production Equipment and Other	Construction in Progress - Warehouse	Leasehold Improvements	Total
Cost
Balance - October 31, 2016	$-	$-	$-	$-	$-	$-
Additions	750	2,230	169,403	536,008	326,731	1,035,122
Balance - October 31, 2017	$750	$2,230	$169,403	$536,008	$326,731	$1,035,122

Additions	-	73,653	199,827	772,746	9,648	1,055,874
Disposals	-	-	(12,115)	-	-	(12,115)
Transfers	(750)	-	-	(730,596)	731,346	-
Balance - October 31, 2018	$-	$75,883	$357,115	$578,158	$1,067,725	$2,078,881

Accumulated amortization
Balance - October 31, 2016	$-	$-	$-	$-	$-	$-
Amortization for the year	6	145	13,133	-	32,642	45,926
Balance - October 31, 2017	$6	$145	$13,133	$-	$32,642	$45,926

Transfers	(6)	-	-	-	6	-
Amortization for the year	-	1,762	61,036	-	397,248	460,046
Disposals	-	-	(3,012)	-	-	(3,012)
Balance - October 31, 2018	$-	1,907	71,157	-	429,896	502,960

Net Book Value
As at October 31, 2017	$744	2,085	156,270	536,008	294,089	989,196
As at October 31, 2018	$-	73,976	285,958	578,158	637,829	1,575,921